Debt - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥) item	May 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) item
Short Term And Long Term Debt [Line Items]
Long term debt weighted average interest rate at a point in time	5.10%		5.18%	5.10%		5.18%	5.77%	5.10%
Short-term debt	¥ 92,653		¥ 65,434	¥ 92,653		¥ 65,434		$ 13,050
Repayments of short-term debt				¥ 246,544	$ 34,725	¥ 552,510	¥ 136,000
Maximum
Short Term And Long Term Debt [Line Items]
Short term debt fixed rate of interest	6.00%		6.00%	6.00%		6.00%		6.00%
Minimum
Short Term And Long Term Debt [Line Items]
Short term debt fixed rate of interest	3.20%		3.20%	3.20%		3.20%		3.20%
Third Party Vehicle Loan
Short Term And Long Term Debt [Line Items]
Number of agreements | item	3	3
Proceeds from long term loan | ¥	¥ 8,861	¥ 8,861	¥ 1,427
Number of vehicles to be purchased | item	83	83	12	83		12		83
Payable for vehicle purchase | ¥	¥ 9,052	¥ 9,052	¥ 1,737	¥ 9,052		¥ 1,737
Term loan number of monthly instalments			48
Long term debt effective rate of interest			10.46%			10.46%
Third Party Vehicle Loan | Maximum
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments	54	54
Long term debt effective rate of interest	9.99%	9.99%		9.99%				9.99%
Third Party Vehicle Loan | Minimum
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments	36	36
Long term debt effective rate of interest	5.55%	5.55%		5.55%				5.55%